Stock-based Compensation (Stock Option Assumptions) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.50%
Expected term (years)	5 years 4 months 24 days
Volatility	42.00%
Dividend yield	6.90%
Fair value per stock option (in dollars per share)	$ 3.17